Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Schedule of balance sheet information related to operating lease
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Right-of-use assets	6,463,320	31,403,688	4,509,044

Operating lease liabilities – current	3,698,233	18,079,265	2,595,880
Operating lease liabilities – non-current	2,539,151	13,276,535	1,906,288
Total operating lease liabilities	6,237,384	31,355,800	4,502,168

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57
Weighted average discount rate	4.20%

Schedule of future minimum payments
Year	Amounts
2023	19,078,380
2024	12,474,763
2025	202,248
2026	210,210
2027	210,210
Thereafter	781,282
Total lease payments	32,957,093
Less: imputed interest	(1,601,293)
Total operating lease liabilities, net of interest	31,355,800